RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 025 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 483,496,040	$ 374,558,338	$ 377,062,121
Notes receivable from participants deemed distributed, end of year	(22,000)	(73,503)
Amounts allocated to excess contributions	0	910
Net assets available for benefits per Form 5500	$ 483,474,040	$ 374,485,745